Business, Liquidity and Summary Of Significant Accounting Policies - Schedule of Accounts Receivable (Detail) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts and sales tax	$ (77,917)	$ (74,289)
Accounts receivable, net	660,637	1,057,705
Trade [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 738,554	920,022
Harmonized Sales Tax [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		$ 211,972